                                     [PHOTO]

      [PHOTO]                                         Smith Barney
                                                      Aggressive Growth
                                                      Fund Inc.

                                                      --------------------------
                                                          SEMI-ANNUAL REPORT
                                                      --------------------------

                                                      February 28, 1999

                                               [LOGO] Smith Barney Mutual Funds
                                                      Investing for your future.
                                                      Every day.(R)

Smith Barney Aggressive
Growth Fund Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Aggressive Growth Fund Inc. ("Fund") seeks capital appreciation through investment primarily in common stocks of companies that the Fund's investment adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average growth rate of companies.

Smith Barney Aggressive Growth Fund Inc.
Average Annual Total Returns
February 28, 1999

                                                 Without Sales Charges(1)
                                         ---------------------------------------
                                         Class A         Class B         Class L
================================================================================
Six-Month+                                60.29%          59.67%          59.69%
--------------------------------------------------------------------------------
One-Year                                  24.68           23.67           23.72
--------------------------------------------------------------------------------
Five-Year                                 19.02           18.08           18.14
--------------------------------------------------------------------------------
Ten-Year                                  17.82             N/A             N/A
--------------------------------------------------------------------------------
Since Inception++                         15.71           19.48           20.81
================================================================================

                                                  With Sales Charges(2)
                                         ---------------------------------------
                                         Class A         Class B         Class L
================================================================================
Six-Month+                                52.27%          54.67%          57.07%
--------------------------------------------------------------------------------
One-Year                                  18.43           18.67           21.48
--------------------------------------------------------------------------------
Five-Year                                 17.81           17.98           17.90
--------------------------------------------------------------------------------
Ten-Year                                  17.21             N/A             N/A
--------------------------------------------------------------------------------
Since Inception++                         15.33           19.48           20.60
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are October 24, 1983, November 6, 1992 and May 13, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

For the six months ended February 28, 1999, the Fund enjoyed a total return of 60.29%, 59.72% and 59.69% for its Class A, B and L shares, respectively, excluding sales charges. During the same six-month period, the Russell 2500 Growth Index (an index that we use to measure performance for the securities held in the Fund) advanced 28.91%. We are proud to report that this was the strongest six-month period for the Fund since its inception in 1983.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

           Class A                      SHRAX
           Class B                      SAGBX
           Class L                      SAGLX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter .........................................................   1

Historical Performance .....................................................   4

Smith Barney Aggressive Growth Fund Inc. at a Glance .......................   7

Schedule of Investments ....................................................   8

Statement of Assets and Liabilities ........................................  10

Statement of Operations ....................................................  11

Statements of Changes in Net Assets ........................................  12

Notes to Financial Statements ..............................................  13

Financial Highlights .......................................................  16

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                    [PHOTO]

HEATH B.                   RICHARD A.
MCLENDON                   FREEMAN

Chairman                   Vice President and
                           Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Aggressive Growth Fund ("Fund") for the period ended February 28, 1999. In this report, we summarize the period's prevailing economic and market conditions, and outline our portfolio strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Classic Investor Series Fund

The Smith Barney Aggressive Growth Fund is part of the Classic Investor Series of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Fund Performance

For the six months ended February 28, 1999, the Fund enjoyed a total return of 60.29%, 59.67% and 59.69% for its Class A, B and L shares, respectively, excluding sales charges. During the same six-month period, the Russell 2500 Growth Index* (an index that we use to measure performance for the securities held in the Fund) advanced 28.91%. We are proud to report that this was the strongest six-month period for the Fund since its inception in 1983.

Market Overview

The period under review was an exciting one for the financial markets and the Fund in particular. It marked a recovery from some of the most volatile times for fixed-income, as well as equity markets, in the past decade. August 1998, the last month of the Fund's 1998 fiscal year, was the poorest month for the overall stock market since 1987. In fact, on August 31, 1998, the Dow Jones Industrial Average ("DJIA") fell by over 500 points. After rallying in September from that low point, the stock market once again declined into early October before a sustained recovery took hold.

At its low in August and again in October, the major averages had declined nearly 20%, which is the classic threshold of a bear market. Indices tied to the performance of secondary stocks -- which are more representative of the kinds of securities held in the Fund -- declined even more sharply. At the market's nadir in October, investor sentiment was even more pessimistic than at the August low.

Mindful of the needs of the financial markets, the Federal Reserve Board ("Fed") in September undertook a dramatic shift in monetary policy that provided a much-needed injection of liquidity into the banking system. While many investors were initially disappointed by the magnitude of the interest-rate

----------
* The Russell 2500 Stock Index is a broad-based index representing smaller-sized U.S. companies.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       1
cut, a reduction made between regularly scheduled board meetings in October both surprised and delighted investors and led to a restoration of confidence in both the equity and corporate bond markets. Dramatic recoveries occurred in nearly all indices including the Russell 2500 Growth Index. Yet the Russell 2500 Growth Index remained well under its twelve-month high, unlike many of the large-capitalization indices which went on to record all-time highs in the six-month period ended February 1999.

Investment Strategy and Outlook**

The Fund's strategy is generally to focus on young, innovative companies in dynamic industries that we believe have the potential to generate above-average growth in earnings over a two- to three-year period. Ideally this growth should come smoothly, immediately and predictably. However, there are no guarantees that growth will be achieved.

However, investing in these kinds of young and innovative companies often means that growth does not necessarily proceed in a linear fashion. Nevertheless, provided these young and innovative companies are able to generate above-average earnings growth and sell at a reasonable multiple of those earnings, they usually remain a Fund holding. (Of course, past performance is no indication of future results.)

Not unlike conditions after the stock market crash of 1987, the U.S. economy remained quite resilient in the months following 1998's financial market turmoil. In fact, the U.S. economy's growth rate actually accelerated in the fourth quarter of 1998, leading some investors to fear that the Fed might have been too generous in increasing liquidity to calm the markets. While economic growth has remained vibrant, particularly consumer spending, concerns over a still-fragile world economy and a benign rate of inflation in our view augur against Fed monetary policy changes for the foreseeable future.

While we are aware of the new highs reached by the large-capitalization stock averages and the continued lagging performance of smaller stock measures, we are pleased to report that the Fund's major industry concentrations and individual company holdings have participated quite well in the recent strength of the stock market.

Our health-care stocks were exceptionally strong performers during the reporting period and, in our view, continue to possess very favorable outlooks for the remainder of the year. All-time highs were recorded by our major biotechnology stocks including Amgen, Genentech, IDEC Pharmaceuticals and Genzyme. Superior relative earnings growth combined with outstanding new product pipelines have attracted investors to these securities in an environment where many companies, particularly cyclical ones, have reported disappointing earnings.

One of the most rapidly growing technologies to emerge in the twentieth century is the Internet and all the ancillary businesses it affects. With a user base numbering in the tens of millions, the Internet has reached critical mass faster than radio, television and cellular telephones, three of this era's most important technological advances.

Netscape Communications, a pioneer in this burgeoning industry and the Fund's fifth-largest holding, received a merger proposal from America Online, another industry leader, during the past six months. We expect our cable television companies to carry a significant amount of Internet traffic into U.S. homes through their existing broadband network at a faster speed than conventional copper wires from telephone companies.

----------
**    The Fund's holdings are as of February 28, 1999 are subject to change.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

CBS Corp., through MarketWatch.com and Sportsline.com, is a major investor in the cyber world. While we have difficulty rationalizing the valuations of many Internet-related stocks that have recently gone public, we believe that those companies that do not adapt their business models to incorporate this increasingly popular medium run the risk of being left behind in the 21st century economy.

During the reporting period, we added to our positions in Alkermes, Chiron, Netscape (prior to the America Online merger announcement) Telecommunications Inc., Liberty Media, Genentech, United Healthcare, Vertex, and Cirrus Logic. We established an initial position in L-3 Communications, a well managed defense electronics/secure communications company. We cut back our position in Intel, the Fund's second largest holding, by about 20%, which over the years had grown to become a very large portion of the Fund's assets.

We are sanguine about the future due to the positive business prospects for the Fund's holdings. If the Fund had a motto, it would be "own those companies that can best control their own destinies."

On a more somber note, we report with much sadness the passing of Emeritus director Allan R. Johnson on November 26, 1998. Allan made many valuable contributions to the Board and the Aggressive Growth Fund during his tenure and he will be missed.

We encourage you to visit our Web site www.smithbarney.com to find out more about Smith Barney Mutual Funds. In closing, thank you for your confidence in our investment management approach. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,

/s/ Heath B. McLendon                       /s/ Richard A. Freeman

Heath B. McLendon                           Richard A. Freeman
Chairman                                    Vice President and
                                            Investment Officer

March 18, 1999

--------------------------------------------------------------------------------
Top Ten Holdings+                                        As of February 28, 1999
--------------------------------------------------------------------------------

1. Tyco International Ltd.                                                  9.5%
--------------------------------------------------------------------------------

2. Intel Corp.                                                              8.7
--------------------------------------------------------------------------------

3. Forest Laboratories Inc., Class A Shares                                 7.0
--------------------------------------------------------------------------------

4. Amgen Inc.                                                               6.7
--------------------------------------------------------------------------------

5. Netscape Communications Corp.                                            5.5
--------------------------------------------------------------------------------

6. CBS Corp.                                                                5.2
--------------------------------------------------------------------------------

7. Genzyme Corp.-- General Division                                         4.6
--------------------------------------------------------------------------------

8. Comcast Corp.                                                            4.4
--------------------------------------------------------------------------------

9. United Healthcare Corp.                                                  3.9
--------------------------------------------------------------------------------

10. Chiron Corp.                                                            3.7
--------------------------------------------------------------------------------

+     As a percentage of total common stock.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            -------------------------
                            Beginning          End           Income      Capital Gain       Total
Period Ended                of Period       of Period       Dividends    Distributions     Returns(1)
=====================================================================================================
2/28/99                      $33.78          $53.11          $ 0.00         $ 0.88          60.29%+
-----------------------------------------------------------------------------------------------------
8/31/98                       41.80           33.78            0.00           1.96         (15.16)
-----------------------------------------------------------------------------------------------------
8/31/97                       28.76           41.80            0.00           0.81          49.11
-----------------------------------------------------------------------------------------------------
8/31/96                       33.53           28.76            0.00           2.37          (7.44)
-----------------------------------------------------------------------------------------------------
8/31/95                       26.76           33.53            0.00           1.37          31.95
-----------------------------------------------------------------------------------------------------
8/31/94                       23.59           26.76            0.00           0.00          13.44
-----------------------------------------------------------------------------------------------------
8/31/93                       18.94           23.59            0.00           0.00          24.55
-----------------------------------------------------------------------------------------------------
8/31/92                       20.12           18.94            0.00           0.76          (2.42)
-----------------------------------------------------------------------------------------------------
8/31/91                       16.16           20.12            0.00           0.94          31.97
-----------------------------------------------------------------------------------------------------
8/31/90                       19.25           16.16            0.02           2.03          (6.38)
-----------------------------------------------------------------------------------------------------
8/31/89                       13.68           19.25            0.00           0.43          44.97
=====================================================================================================
  Total                                                      $ 0.02         $11.55
=====================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            -------------------------
                            Beginning          End           Income      Capital Gain       Total
Period Ended                of Period       of Period       Dividends    Distributions     Returns(1)
=====================================================================================================
2/28/99                      $32.12          $50.25          $0.00          $0.88            59.67%+
-----------------------------------------------------------------------------------------------------
8/31/98                       40.17           32.12           0.00           1.96           (15.90)
-----------------------------------------------------------------------------------------------------
8/31/97                       27.88           40.17           0.00           0.81            47.94
-----------------------------------------------------------------------------------------------------
8/31/96                       32.82           27.88           0.00           2.37            (8.16)
-----------------------------------------------------------------------------------------------------
8/31/95                       26.42           32.82           0.00           1.37            30.93
-----------------------------------------------------------------------------------------------------
8/31/94                       23.46           26.42           0.00           0.00            12.62
-----------------------------------------------------------------------------------------------------
Inception*-- 8/31/93          20.52           23.46           0.00           0.00            14.33+
=====================================================================================================
  Total                                                      $0.00          $7.39
=====================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            -------------------------
                            Beginning          End           Income      Capital Gain       Total
Period Ended                of Period       of Period       Dividends    Distributions     Returns(1)
=====================================================================================================
2/28/99                      $32.19          $50.37          $0.00          $0.88            59.69%+
-----------------------------------------------------------------------------------------------------
8/31/98                       40.22           32.19           0.00           1.96           (15.80)
-----------------------------------------------------------------------------------------------------
8/31/97                       27.91           40.22           0.00           0.81            47.97
-----------------------------------------------------------------------------------------------------
8/31/96                       32.84           27.91           0.00           2.37            (8.12)
-----------------------------------------------------------------------------------------------------
8/31/95                       26.42           32.84           0.00           1.37            31.01
-----------------------------------------------------------------------------------------------------
8/31/94                       23.47           26.42           0.00           0.00            12.57
-----------------------------------------------------------------------------------------------------
Inception*-- 8/31/93          21.14           23.47           0.00           0.00            11.02+
=====================================================================================================
Total                                                        $0.00          $7.39
=====================================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            -------------------------
                            Beginning          End           Income      Capital Gain       Total
Period Ended                of Period       of Period       Dividends    Distributions     Returns(1)
=====================================================================================================
2/28/99                      $34.13          $53.77          $0.00          $0.88            60.59%+
-----------------------------------------------------------------------------------------------------
8/31/98                       42.07           34.13           0.00           1.96           (14.86)
-----------------------------------------------------------------------------------------------------
8/31/97                       28.84           42.07           0.00           0.81            49.64
-----------------------------------------------------------------------------------------------------
Inception* -- 8/31/96         31.86           28.84           0.00           2.37           (10.13)+++
=====================================================================================================
  Total                                                      $0.00          $6.02
=====================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            -------------------------
                            Beginning          End           Income      Capital Gain       Total
Period Ended                of Period       of Period       Dividends    Distributions     Returns(1)
=====================================================================================================
2/28/99                      $34.58          $54.50          $0.00          $0.88            60.61%+
-----------------------------------------------------------------------------------------------------
8/31/98                       42.60           34.58           0.00           1.96           (14.86)
-----------------------------------------------------------------------------------------------------
8/31/97                       29.20           42.60           0.00           0.81            49.61
-----------------------------------------------------------------------------------------------------
8/31/96                       33.88           29.20           0.00           2.37            (7.07)
-----------------------------------------------------------------------------------------------------
8/31/95                       26.94           33.88           0.00           1.37            32.38
-----------------------------------------------------------------------------------------------------
8/31/94                       23.67           26.94           0.00           0.00            13.81
-----------------------------------------------------------------------------------------------------
Inception* -- 8/31/93         20.52           23.67           0.00           0.00            15.35+
=====================================================================================================
  Total                                                      $0.00          $7.39
=====================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                           Without Sales Charges(1)
                                   ------------------------------------------------------------------------
                                   Class A         Class B         Class L         Class Y          Class Z
===========================================================================================================
Six Months Ended 2/28/99+           60.29%          59.67%          59.69%          60.59%           60.61%
-----------------------------------------------------------------------------------------------------------
Year Ended 2/28/99                  24.68           23.67           23.72           25.13            25.14
-----------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/99            19.02           18.08           18.14             N/A            19.46
-----------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/99             17.82             N/A             N/A             N/A              N/A
-----------------------------------------------------------------------------------------------------------
Inception* through 2/28/99          15.71           19.48           20.81           21.85++          20.83
===========================================================================================================

                                                            With Sales Charges(2)
                                   ------------------------------------------------------------------------
                                   Class A         Class B         Class L         Class Y          Class Z
===========================================================================================================
Six Months Ended 2/28/99+           52.27%          54.67%          57.07%          60.59%           60.61%
-----------------------------------------------------------------------------------------------------------
Year Ended 2/28/99                  18.43           18.67           21.48           25.13            25.14
-----------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/99            17.81           17.98           17.90             N/A            19.46
-----------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/99             17.21             N/A             N/A             N/A              N/A
-----------------------------------------------------------------------------------------------------------
Inception* through 2/28/99          15.33           19.48           20.60           21.85++          20.83
===========================================================================================================


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       5

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (2/28/89 through 2/28/99)                               415.35%
--------------------------------------------------------------------------------
Class B (Inception* through 2/28/99)                            207.68
--------------------------------------------------------------------------------
Class L (Inception* through 2/28/99)                            199.32
--------------------------------------------------------------------------------
Class Y (Inception* through 2/28/99)                             83.88++
--------------------------------------------------------------------------------
Class Z (Inception* through 2/28/99)                            230.41
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%; respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L, Y and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, October 12, 1995 and November 6, 1992, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Performance calculations for Class Y shares use January 31, 1996 as the inception date since all Class Y shares redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Smith Barney Aggressive Growth Fund Inc. vs. Russell 2500 Growth Index+

                         February 1989 -- February 1999

                                    [GRAPHIC]

            Smith Barney Aggressive Growth Fund Inc   Russell 2500 Growth Index
            ---------------------------------------   -------------------------
Feb 1989                     10000                              10000
Aug 1989                     11603                              11573
Aug 1990                     10864                              10007
Aug 1991                     14337                              12418
Aug 1992                     13990                              11772
Aug 1993                     17424                              14772
Aug 1994                     19766                              15478
Aug 1995                     26081                              19716
Aug 1996                     24142                              22200
Aug 1997                     35997                              27499
Feb 1998                                                        29022
Aug 1998                     30542                              20475
Feb 1999                     48957                              26395

+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1989, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1999. Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*

                                    [GRAPHIC]

Biotechnology                      20.0%
Broadcasting/Cab                   18.6%
Computer Hardware                   2.9%
Computer Software                   7.8%
Diversified Technology              2.6%
Investment Banking Services         4.9%
Managed Health Care Providers       3.9%
Multi-Industry                      9.5%
Pharmaceuticals                    13.0%
Semiconductors                     12.3%
Other                               4.5%

*     As a percentage of total common stock.

Investment Breakdown**

                                    [GRAPHIC]

                          95.2% Common Stock
                           3.8% Repurchase Agreement
                           1.0% Foreign Preferred Stock

**    As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                            February 28, 1999
--------------------------------------------------------------------------------

    SHARES                      SECURITY                                           VALUE
============================================================================================
COMMON STOCK -- 95.2%
Biotechnology -- 19.0%
     400,000  Alkermes, Inc.*+                                                 $ 11,225,000
     600,000  Amgen Inc.*                                                        74,925,000
   2,000,000  Chiron Corp.*                                                      42,125,000
     250,000  COR Therapeutics, Inc.*                                             2,453,125
     500,000  Genentech, Inc.*                                                   39,906,250
   1,150,000  Genzyme Corp., General Division*+                                  51,750,000
     124,257  Genzyme Corp., Molecular Division*                                    473,730
     580,000  NABI Inc.*                                                          1,558,750
--------------------------------------------------------------------------------------------
                                                                                224,416,855
--------------------------------------------------------------------------------------------
Broadcasting/Cable -- 17.7%
     500,000  Cablevision Systems Development Corp., Class A Shares*+            32,500,000
   1,591,998  CBS Corp.*                                                         58,704,926
     100,000  Comcast Corp., Class A Shares*                                      6,787,500
     600,000  Comcast Corp., Class A Special Shares*                             42,562,500
     350,000  Tele-Com Liberty Media, Class A Shares*+                           18,856,250
     500,001  Tele-Communications Inc., Class A Shares*                          31,406,313
     670,000  Telecom - TCI Ventures, Class A Shares*                            18,550,625
--------------------------------------------------------------------------------------------
                                                                                209,368,114
--------------------------------------------------------------------------------------------
Communications -- 1.0%
   1,000,000  Arch Communications Group, Inc.*                                    1,500,000
   1,000,000  California Microwave Inc.*                                         10,125,000
     103,750  Telular Corp.*+                                                       230,195
--------------------------------------------------------------------------------------------
                                                                                 11,855,195
--------------------------------------------------------------------------------------------
Computer Hardware -- 2.8%
   2,000,000  Quantum Corp.*                                                     32,875,000
--------------------------------------------------------------------------------------------
Computer Software -- 7.4%
     170,200  Microsoft Corp.*                                                   25,551,275
     800,000  Netscape Communications Corp.*                                     61,950,000
--------------------------------------------------------------------------------------------
                                                                                 87,501,275
--------------------------------------------------------------------------------------------
Diversified Technology -- 2.5%
     585,000  C-Cor Electronics, Inc.*                                           10,493,437
     340,000  Drexler Technology Corp.*                                           3,740,000
     589,000  Excel Technology, Inc.*                                             6,000,438
     500,000  GenRad, Inc.                                                        8,562,500
     100,000  Vivid Technologies, Inc.*                                             393,750
--------------------------------------------------------------------------------------------
                                                                                 29,190,125
--------------------------------------------------------------------------------------------
Drug Delivery/Testing -- 0.4%
     499,500  Advanced Polymer Systems, Inc.*                                     2,372,625
     100,000  Albany Molecular Research, Inc.*+                                   2,000,000
     100,000  Cygnus, Inc.*                                                         575,000
--------------------------------------------------------------------------------------------
                                                                                  4,947,625
--------------------------------------------------------------------------------------------
Electronics - Military -- 0.9%
     254,200  L-3 Communications Holdings, Inc.*                                 10,898,825
--------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                February 28, 1999
--------------------------------------------------------------------------------

    SHARES                      SECURITY                                           VALUE
============================================================================================
Health Care - Miscellaneous -- 0.3%
     100,000  Biosite Diagnostics Inc.*                                      $    1,200,000
     300,000  Nanogen, Inc.*                                                      1,875,000
--------------------------------------------------------------------------------------------
                                                                                  3,075,000
--------------------------------------------------------------------------------------------
Investment Banking Services -- 4.7%
     750,000  Lehman Brothers Holdings Inc.                                      39,750,000
     200,000  Merrill Lynch & Co., Inc.                                          15,350,000
--------------------------------------------------------------------------------------------
                                                                                 55,100,000
--------------------------------------------------------------------------------------------
Machinery -- 0.2%
     500,000  Bridgeport Machines, Inc.*                                          2,750,000
--------------------------------------------------------------------------------------------
Managed Health Care Providers -- 3.8%
     900,000  United Healthcare Corp.                                            44,381,250
--------------------------------------------------------------------------------------------
Multi-Industry -- 9.0%
   1,430,000  Tyco International Ltd.+                                          106,445,625
--------------------------------------------------------------------------------------------
Oil Field Equipment -- 1.4%
   1,000,000  Weatherford International, Inc.*                                   17,000,000
--------------------------------------------------------------------------------------------
Pharmaceuticals -- 12.4%
      80,000  EP MedSystems, Inc.*+                                                 230,000
   1,600,000  Forest Laboratories, Inc., Class A Shares*                         79,100,000
   2,000,000  Gensia Sicor Inc.*                                                  9,250,000
     800,000  IDEC Pharmaceuticals Corp.*+                                       34,650,000
     120,800  Pfizer Inc.                                                        15,938,050
     310,000  Vertex Pharmaceuticals Inc.*+                                       7,285,000
--------------------------------------------------------------------------------------------
                                                                                146,453,050
--------------------------------------------------------------------------------------------
Semiconductors -- 11.7%
     800,000  Cirrus Logic, Inc.*                                                 6,500,000
     820,000  Intel Corp.                                                        98,348,750
     500,000  Micron Technology, Inc.+                                           28,812,500
     630,000  Standard Microsystems Corp.*                                        5,197,500
--------------------------------------------------------------------------------------------
                                                                                138,858,750
--------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $480,215,185)                                          1,125,116,689
============================================================================================
FOREIGN PREFERRED STOCK -- 1.0%
      84,384  Nokia Corp. AB
              (Cost -- $1,242,555)                                                11,444,580
============================================================================================

     FACE
    AMOUNT                      SECURITY                                           VALUE
============================================================================================
REPURCHASE AGREEMENT -- 3.8%

$ 45,380,000  Morgan Stanley Dean Witter & Co., 4.730% due 3/1/99;
              Proceeds at maturity -- $45,397,887; (Fully
              collateralized by U.S. Treasury Notes and Bonds,
              5.500% to 14.000% due 4/30/99 to 2/15/26;
              Market value -- $46,445,763) (Cost -- $45,380,000)                 45,380,000
============================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $526,837,740**)                                       $1,181,941,269
============================================================================================

*     Non-income producing security.
+     A portion of this security is on loan (See Note 5).
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund, Inc.                                      9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                February 28, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost-- $526,837,740)                              $ 1,181,941,269
  Collateral for securities on loan (Note 5)                                   156,100,048
  Receivable for Fund shares sold                                                1,755,056
  Dividends and interest receivable                                                 40,122
--------------------------------------------------------------------------------------------
  Total Assets                                                               1,339,836,495
--------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 5)                                      156,100,048
  Payable for securities purchased                                               3,666,352
  Investment advisory fees payable                                                 546,750
  Distribution fees payable                                                        470,408
  Administration fees payable                                                      182,088
  Payable to bank                                                                  132,898
  Payable for Fund shares purchased                                                 43,570
  Accrued expenses                                                                 210,242
--------------------------------------------------------------------------------------------
  Total Liabilities                                                            161,352,356
--------------------------------------------------------------------------------------------
Total Net Assets                                                           $ 1,178,484,139
============================================================================================
NET ASSETS:
  Par value of capital shares                                              $       225,271
  Capital paid in excess of par value                                          518,860,298
  Accumulated net investment loss                                               (5,671,097)
  Accumulated net realized gain from security transactions                       9,966,138
  Net unrealized appreciation of investments                                   655,103,529
--------------------------------------------------------------------------------------------
Total Net Assets                                                           $ 1,178,484,139
============================================================================================
Shares Outstanding:
  Class A                                                                        9,430,595
  ------------------------------------------------------------------------------------------
  Class B                                                                        6,032,929
  ------------------------------------------------------------------------------------------
  Class L                                                                        2,064,955
  ------------------------------------------------------------------------------------------
  Class Y                                                                        2,701,245
  ------------------------------------------------------------------------------------------
  Class Z                                                                        2,297,333
  ------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                           $         53.11
  ------------------------------------------------------------------------------------------
  Class B *                                                                $         50.25
  ------------------------------------------------------------------------------------------
  Class L **                                                               $         50.37
  ------------------------------------------------------------------------------------------
  Class Y (and redemption price)                                           $         53.77
  ------------------------------------------------------------------------------------------
  Class Z (and redemption price)                                           $         54.50
  ------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value per share)        $         55.90
  ------------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)        $         50.88
============================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)   For the Six Months Ended February 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                                   $     470,614
  Dividends                                                                        444,448
--------------------------------------------------------------------------------------------
  Total Investment Income                                                          915,062
--------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                              2,814,258
  Distribution fees (Note 2)                                                     2,190,050
  Administration fees (Note 2)                                                     938,086
  Shareholder and system servicing fees                                            418,957
  Shareholder communications                                                       114,368
  Audit and legal                                                                   41,683
  Registration fees                                                                 29,247
  Directors' fees                                                                   17,724
  Custody                                                                           17,496
  Other                                                                              2,367
--------------------------------------------------------------------------------------------
  Total Expenses                                                                 6,584,236
--------------------------------------------------------------------------------------------
Net Investment Loss                                                             (5,669,174)
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                                         27,809,957
    Cost of securities sold                                                     17,844,254
--------------------------------------------------------------------------------------------
  Net Realized Gain                                                              9,965,703
--------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                                        248,143,404
    End of period                                                              655,103,529
--------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                      406,960,125
--------------------------------------------------------------------------------------------
Net Gain on Investments                                                        416,925,828
--------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                       $ 411,256,654
============================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 1999 (unaudited) and the Year Ended August 31, 1998

                                                                             1999                  1998
============================================================================================================
OPERATIONS:
  Net investment loss                                                 $    (5,669,174)      $   (10,153,097)
  Net realized gain                                                         9,965,703            20,932,421
  Increase (decrease) in net unrealized appreciation                      406,960,125          (130,282,524)
------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                       411,256,654          (119,503,200)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains                                                      (18,185,655)          (38,847,159)
------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders               (18,185,655)          (38,847,159)
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                        875,002,323         1,188,296,454
  Net asset value of shares issued for reinvestment of dividends           15,315,896            30,686,349
  Cost of shares reacquired                                              (784,231,417)       (1,191,738,320)
------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                     106,086,802            27,244,483
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                         499,157,801          (131,105,876)

NET ASSETS:
  Beginning of period                                                     679,326,338           810,432,214
------------------------------------------------------------------------------------------------------------
  End of period*                                                      $ 1,178,484,139       $   679,326,338
============================================================================================================
* Includes accumulated net investment loss of:                        $    (5,671,097)      $        (1,923)
============================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, an accumulated net investment loss of $7,416,237 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to the date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group. For the six months ended February 28, 1999, SSB received no brokerage commissions.

For the six months ended February 28, 1999, SSB received sales charges of approximately $286,000 and $38,000 on sales of the Fund's Class A and L shares, respectively.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. CDSCs paid to SSB were approximately:

                             Class A             Class B               Class L
================================================================================
CDSCs                       $  1,000            $173,000              $  4,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended February 28, 1999, total Distribution Plan fees were as follows:

                             Class A             Class B               Class L
================================================================================
Distribution Plan Fees      $510,938          $1,249,517              $429,595
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $66,235,622
--------------------------------------------------------------------------------
Sales                                                               27,809,957
================================================================================

At February 28, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $701,433,975
Gross unrealized depreciation                                      (46,330,446)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $655,103,529
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual main tenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At February 28, 1999, the Fund loaned common stocks having a value of approximately $149,107,697 and holds the following collateral for loaned securities:

Security Description                                                 Value
================================================================================
Time Deposits:
   Banco Bilboa Vizcaya, 4.906% due 3/1/99                        $ 24,667,337
   Bank Brussels Lambert, 4.890% due 3/1/99                         55,734,512
   Banque of Paribus, 4.875% due 3/1/99                             25,164,412
   Chase Manhattan Bank, DE,
     4.875% due 3/1/99                                               7,766,794
   Societe Generale, 4.843% due 3/1/99                              42,766,993
--------------------------------------------------------------------------------
Total                                                             $156,100,048
================================================================================

Interest income earned by the Fund from securities lending for the six months ended February 28, 1999 was $81,783.


--------------------------------------------------------------------------------
14                                      1999 Semi-Annual Reports to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Capital Shares

At February 28, 1999, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

At February 28, 1999, total paid-in capital amounted to the following for each class:

                                      Class A              Class B              Class L               Class Y             Class Z
====================================================================================================================================
Total Paid-in Capital              $139,496,258         $179,953,576          $45,579,123           $72,082,490         $81,974,122
====================================================================================================================================

Transactions in shares of each class were as follows:

                                           Six Months Ended                          Year Ended
                                           February 28, 1999                       August 31, 1998
                                     ------------------------------        ------------------------------
                                        Shares           Amount               Shares           Amount
=========================================================================================================
Class A
Shares sold                           14,551,746     $ 667,307,800          21,333,538     $ 902,655,163
Shares issued on reinvestment            171,626         7,692,276             385,804        15,173,658
Shares reacquired                    (14,066,548)     (643,602,748)        (20,932,711)     (889,903,470)
---------------------------------------------------------------------------------------------------------
Net Increase                             656,824     $  31,397,328             786,631     $  27,925,351
=========================================================================================================
Class B
Shares sold                            3,017,114     $ 132,433,582           5,409,162     $ 218,854,365
Shares issued on reinvestment            115,516         4,910,603             260,912         9,820,734
Shares reacquired                     (2,883,728)     (125,118,259)         (4,805,074)     (194,506,323)
---------------------------------------------------------------------------------------------------------
Net Increase                             248,902     $  12,225,926             865,000     $  34,168,776
=========================================================================================================
Class L+
Shares sold                              286,697     $  12,606,083             786,447     $  32,005,002
Shares issued on reinvestment             39,585         1,686,340              96,287         3,630,010
Shares reacquired                       (290,431)      (12,051,857)           (775,551)      (31,661,828)
---------------------------------------------------------------------------------------------------------
Net Increase                              35,851     $   2,240,566             107,183     $   3,973,184
=========================================================================================================
Class Y
Shares sold                               73,636     $   2,839,867             642,321     $  26,209,826
Shares issued on reinvestment                 --                --                   9               346
Shares reacquired                             --                --          (1,774,035)      (73,189,015)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   73,636     $   2,839,867          (1,131,705)    $ (46,978,843)
=========================================================================================================
Class Z
Shares sold                            1,141,276     $  59,814,991             202,137     $   8,572,098
Shares issued on reinvestment             22,343         1,026,677              51,347         2,061,601
Shares reacquired                        (85,257)       (3,458,553)            (56,869)       (2,477,684)
---------------------------------------------------------------------------------------------------------
Net Increase                           1,078,362     $  57,383,115             196,615     $   8,156,015
=========================================================================================================

+     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:

Class A Shares                      1999(1)(2)             1998            1997            1996            1995             1994
====================================================================================================================================
Net Asset Value,
  Beginning of Period               $  33.78             $  41.80        $  28.76        $  33.53        $  26.76        $  23.59
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                  (0.22)               (0.42)          (0.33)          (0.31)          (0.34)          (0.32)
  Net realized and
    unrealized gain (loss)             20.43                (5.64)          14.18           (2.09)           8.48            3.49
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                      20.21                (6.06)          13.85           (2.40)           8.14            3.17
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                   (0.88)               (1.96)          (0.81)          (2.37)          (1.37)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.88)               (1.96)          (0.81)          (2.37)          (1.37)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $  53.11             $  33.78        $  41.80        $  28.76        $  33.53        $  26.76
------------------------------------------------------------------------------------------------------------------------------------
Total Return                           60.29%++            (15.16)%         49.11%          (7.44)%         31.95%          13.44%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)              $500,869             $296,376        $333,877        $252,531        $292,402        $180,917
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.17%+               1.21%           1.21%           1.30%           1.37%           1.42%*
  Net investment loss                  (0.98)+              (0.97)          (0.93)          (0.97)          (1.05)          (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    3%                   7%              6%             13%             44%             11%
====================================================================================================================================

(1)   For the six months ended February 28, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:

Class B Shares                        1999(1)(2)              1998             1997           1996            1995          1994
====================================================================================================================================
Net Asset Value,
  Beginning of Period                  $  32.12             $  40.17        $  27.88        $  32.82        $ 26.42       $ 23.46
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                     (0.39)               (0.66)          (0.56)          (0.53)         (0.33)        (0.29)
  Net realized and
    unrealized gain (loss)                19.40                (5.43)          13.66           (2.04)          8.10          3.25
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                         19.01                (6.09)          13.10           (2.57)          7.77          2.96
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                      (0.88)               (1.96)          (0.81)          (2.37)         (1.37)           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.88)               (1.96)          (0.81)          (2.37)         (1.37)           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $  50.25             $  32.12        $  40.17        $  27.88        $ 32.82       $ 26.42
------------------------------------------------------------------------------------------------------------------------------------
Total Return                              59.67%++            (15.90)%         47.94%          (8.16)%        30.93%        12.62%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)                 $303,155             $185,808        $197,559        $136,322        $97,438       $49,741
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                 2.00%+               2.02%           2.01%           2.07%          2.12%         2.22%*
  Net investment loss                     (1.81)+              (1.78)          (1.73)          (1.75)         (1.80)        (2.04)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       3%                   7%              6%             13%            44%           11%
====================================================================================================================================

(1)   For the six months ended February 28, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      17

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:

Class L Shares(1)                   1999(2)(3)             1998          1997          1996        1995(4)          1994
==========================================================================================================================
Net Asset Value,
  Beginning of Period               $  32.19             $ 40.22       $ 27.91       $ 32.84       $ 26.42         $23.47
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                  (0.37)              (0.68)        (0.59)        (0.53)        (0.40)         (0.17)
  Net realized and
    unrealized gain (loss)             19.43               (5.39)        13.71         (2.03)         8.19           3.12
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                      19.06               (6.07)        13.12         (2.56)         7.79           2.95
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                   (0.88)              (1.96)        (0.81)        (2.37)        (1.37)            --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.88)              (1.96)        (0.81)        (2.37)        (1.37)            --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $  50.37             $ 32.19       $ 40.22       $ 27.91       $ 32.84         $26.42
--------------------------------------------------------------------------------------------------------------------------
Total Return                           59.69%++           (15.80)%       47.97%        (8.12)%       31.01%         12.57%
--------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)              $104,019             $65,312       $77,297       $63,786       $72,324         $  367
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.90%+              1.97%         1.97%         2.06%         2.12%          2.08%
  Net investment loss                  (1.71)+             (1.73)        (1.68)        (1.75)        (1.80)         (1.90)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    3%                  7%            6%           13%           44%            11%
==========================================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2)   For the six months ended February 28, 1999 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4)   On November 7, 1994, the former Class D shares were renamed Class C shares.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:

Class Y Shares                                         1999(1)(2)              1998          1997           1996(3)
========================================================================================================================
Net Asset Value, Beginning of Period                    $  34.13             $ 42.07       $  28.84        $  31.86
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                      (0.14)              (0.25)         (0.16)          (0.12)
  Net realized and unrealized gain (loss)                  20.66               (5.73)         14.20           (0.53)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                        20.52               (5.98)         14.04           (0.65)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                       (0.88)              (1.96)         (0.81)          (2.37)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.88)              (1.96)         (0.81)          (2.37)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $  53.77             $ 34.13       $  42.07        $  28.84
------------------------------------------------------------------------------------------------------------------------
Total Return                                               60.59%++           (14.86)%        49.64%         (10.13)%*++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                        $145,236             $89,675       $158,146        $ 58,641
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                  0.81%+              0.85%          0.84%           0.84%+
  Net investment loss                                      (0.62)+             (0.62)         (0.56)          (0.49)+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        3%                  7%             6%             13%
========================================================================================================================

(1)   For the six months ended February 28, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from October 12, 1995 (inception date) to August 31, 1996.
* Performance for Class Y shares is for the period from January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      19

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:

Class Z Shares                      1999(1)(2)             1998          1997          1996        1995(3)           1994
============================================================================================================================
Net Asset Value,
  Beginning of Period               $  34.58             $ 42.60       $ 29.20       $ 33.88       $ 26.94         $ 23.67
----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                  (0.14)              (0.28)        (0.20)        (0.20)        (0.34)          (0.31)
  Net realized and
    unrealized gain (loss)             20.94               (5.78)        14.41         (2.11)         8.65            3.58
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                      20.80               (6.06)        14.21         (2.31)         8.31            3.27
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                   (0.88)              (1.96)        (0.81)        (2.37)        (1.37)             --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.88)              (1.96)        (0.81)        (2.37)        (1.37)             --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $  54.50             $ 34.58       $ 42.60       $ 29.20       $ 33.88         $ 26.94
----------------------------------------------------------------------------------------------------------------------------
Total Return                           60.61%++           (14.86)%       49.61%        (7.07)%       32.38%          13.81%
----------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)              $125,205             $42,155       $43,553       $30,837       $27,209         $24,467
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              0.79%+              0.85%         0.85%         0.93%         1.12%           1.01%*
  Net investment loss                  (0.58)+             (0.62)        (0.57)        (0.61)        (0.80)          (0.83)
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    3%                  7%            6%           13%           44%             11%
============================================================================================================================

(1)   For the six months ended February 28, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On November 7, 1994, the former Class C shares were renamed Class Z shares.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

Smith Barney
Aggressive Growth
Fund Inc.

Directors

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Richard A. Freeman
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Aggressive Growth Fund Inc. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMON SMITH BARNEY
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Aggressive
Growth Fund Inc.

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2208 4/99